Advances and Other Borrowings -Schedule of Short-Term Debt (Details) - USD ($) $ in Thousands	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Advance from Federal Home Loan Bank, Fiscal Year Maturity [Abstract]
Borrowed funds	$ 249,000	$ 321,700	$ 343,100	$ 275,000
Short-Term Debt
Advance from Federal Home Loan Bank, Fiscal Year Maturity [Abstract]
Due in 2023	49,000	171,700
Due in 2024	200,000	150,000
Borrowed funds	$ 249,000	$ 321,700